ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Accounts Payable Disclosure [Line Items]
Payable to third-party suppliers	$ 1,867	$ 1,606
Accounts payable	$ 1,867	$ 1,606